Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2025-1
Statement to Securityholders
Determination Date: December 10, 2025

Payment Date	12/15/2025
Collection Period Start	10/1/2025
Collection Period End	11/30/2025
Interest Period Start	11/5/2025
Interest Period End	12/14/2025

Cut-Off Date Net Pool Balance	$1,456,229,893.76
Cut-Off Date Adjusted Pool Balance	$1,431,844,216.07

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$287,850,000.00	$99,900,066.32	$187,949,933.68	0.652944	Nov-26
Class A-2a Notes	$295,200,000.00	$—	$295,200,000.00	1.000000	Jan-29
Class A-2b Notes	$205,600,000.00	$—	$205,600,000.00	1.000000	Jan-29
Class A-3 Notes	$501,800,000.00	$—	$501,800,000.00	1.000000	Jul-30
Class A-4 Notes	$98,460,000.00	$—	$98,460,000.00	1.000000	Feb-31
Class B Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Mar-31
Class C Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Apr-31
Class D Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Jan-32
Total Notes	$1,431,840,000.00	$99,900,066.32	$1,331,939,933.68

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,456,229,893.76	$1,358,361,385.79	0.932793
YSOC Amount	$24,385,677.69	$22,841,841.57
Adjusted Pool Balance	$1,431,844,216.07	$1,335,519,544.22
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,216.07	$3,579,610.54
Reserve Account Balance	$3,579,610.54	$3,579,610.54

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$287,850,000.00	3.92500%	ACT/360	$1,255,345.83
Class A-2a Notes	$295,200,000.00	3.88000%	30/360	$1,272,640.00
Class A-2b Notes	$205,600,000.00	4.53451%	ACT/360	$1,035,883.62
Class A-3 Notes	$501,800,000.00	3.85000%	30/360	$2,146,588.89
Class A-4 Notes	$98,460,000.00	3.92000%	30/360	$428,848.00
Class B Notes	$14,310,000.00	4.23000%	30/360	$67,257.00
Class C Notes	$14,310,000.00	4.43000%	30/360	$70,437.00
Class D Notes	$14,310,000.00	4.87000%	30/360	$77,433.00
Total Notes	$1,431,840,000.00			$6,354,433.34

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,456,229,893.76	$1,358,361,385.79
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,431,844,216.07	$1,335,519,544.22
Number of Receivables Outstanding	72,469	70,024
Weighted Average Contract Rate	7.27%	7.26%
Weighted Average Remaining Term (months)	56.1	54.3

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$16,909,063.21
Principal Collections	$97,800,732.41
Liquidation Proceeds	$—
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$114,709,795.62
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$114,709,795.62

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$2,427,049.82	$2,427,049.82	$—	$—	$112,282,745.80
Interest - Class A-1 Notes	$1,255,345.83	$1,255,345.83	$—	$—	$111,027,399.97
Interest - Class A-2a Notes	$1,272,640.00	$1,272,640.00	$—	$—	$109,754,759.97
Interest - Class A-2b Notes	$1,035,883.62	$1,035,883.62	$—	$—	$108,718,876.35
Interest - Class A-3 Notes	$2,146,588.89	$2,146,588.89	$—	$—	$106,572,287.46
Interest - Class A-4 Notes	$428,848.00	$428,848.00	$—	$—	$106,143,439.46
First Allocation of Principal	$53,390,455.78	$53,390,455.78	$—	$—	$52,752,983.68
Interest - Class B Notes	$67,257.00	$67,257.00	$—	$—	$52,685,726.68
Second Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$38,375,726.68
Interest - Class C Notes	$70,437.00	$70,437.00	$—	$—	$38,305,289.68
Third Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$23,995,289.68
Interest - Class D Notes	$77,433.00	$77,433.00	$—	$—	$23,917,856.68
Fourth Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$9,607,856.68
Reserve Account Deposit Amount	$—	$—	$—	$—	$9,607,856.68
Regular Principal Distribution Amount	$3,579,610.54	$3,579,610.54	$—	$—	$6,028,246.14
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$6,028,246.14
Remaining Funds to Certificates	$6,028,246.14	$6,028,246.14	$—	$—	$—
Total	$114,709,795.62	$114,709,795.62	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$24,385,677.69
Increase/(Decrease)	$(1,543,836.12)
Ending YSOC Amount	$22,841,841.57

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,431,844,216.07	$1,335,519,544.22
Note Balance	$1,431,840,000.00	$1,331,939,933.68
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,216.07	$3,579,610.54
Target Overcollateralization Amount	$—	$3,579,610.54
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,579,610.54
Beginning Reserve Account Balance	$3,579,610.54
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,579,610.54

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.00%	21	$67,775.56
Liquidation Proceeds of Defaulted Receivables[2]	0.00%	0	$—
Monthly Net Losses (Liquidation Proceeds)			$67,775.56
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.06%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$67,775.56
Cumulative Net Loss Ratio			0.00%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.06%	33	$774,232.85
60-89 Days Delinquent	0.01%	5	$159,937.14
90-119 Days Delinquent	0.00%	0	$—
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.07%	38	$934,169.99

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		1	$12,792.93
Total Repossessed Inventory		1	$12,792.93

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		5	$159,937.14
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.01%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.48	0.04%	19	0.03%
The table below presents accounts which received a short-term payment extension in the month of October 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.38	0.10%	56	0.08%